Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Shareholders' Equity [Abstract]
Schedule of Share Capital	Share capital
	Number of shares December 31
	Authorized 2024	Issued and outstanding 2024	Authorized 2023	Issued and outstanding 2023
Ordinary shares of no par value	90,000,000	23,228,941	60,000,000	15,379,042